Note 18 - Related Party Transaction (Details Textual) - PGP Advisors, LLC [Member] - Management Services Agreement [Member] - USD ($)		1 Months Ended	3 Months Ended	24 Months Ended
	Sep. 01, 2019	Dec. 05, 2018	Jan. 31, 2018	Aug. 31, 2019
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		$ 0	$ 1,100,000
Forecast [Member]
Related Party Transaction, Amounts of Transaction, Annual Fee	$ 2,000,000			$ 4,000,000